LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                      JULY 1-31, 2006                 PAYMENT DATE:    AUG 15 2006
DETERMINATION DATE:                       AUG 09 2006                   REPORT BRANCH:   2061
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                                                                                                                         OVERCOLLAT-
INITIAL DEAL                                 TOTAL         CLASS A-1       CLASS A-2       CLASS A-3        CLASS A-4    ERALIZATION
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Class Percentages                               100.00%          18.15%           32.44%          20.00%          29.41%     0.00%
Initial Pool Balance                    381,692,856.42   69,277,253.44   123,838,126.75   76,338,571.28  112,238,904.95      0.00
Prefunding                               68,307,143.58   12,397,746.56    22,161,873.25   13,661,428.72   20,086,095.05      0.00
Total Balance                           450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00  132,325,000.00      0.00
Note Balance Total                      450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00  132,325,000.00
Number of Contracts                             19,753
Class Pass Through Rates                                         5.150%           5.364%          5.418%          5.500%
Servicing Fee Rate                             1.75000%
Indenture Trustee Fee                          0.00300%
Custodian Fee                                  0.02000%
Backup Servicer Fee                            0.02000%
Insurance Premium Fee                          0.17500%
Class C Certificate Rate                       5.00000%

Initial Weighted Average APR                   11.8408%
Initial Weighted Average Monthly Dealer
      Participation Fee Rate                     0.000%
Initial Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                                11.8408%
Initial Weighted Average Remaining Term          65.79
Initial Weighted Average Original Term           68.71

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CURRENT MONTH CERTIFICATE                                                                                                OVERCOLLAT-
     BALANCES                                TOTAL         CLASS A-1       CLASS A-2       CLASS A-3        CLASS A-4    ERALIZATION
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BOP:
Prior Month Pool Balance                423,061,595.24   54,736,595.24   146,000,000.00   90,000,000.00  132,325,000.00      0.00
Prefunding Pool Balance                           0.00            0.00             0.00            0.00           0.00       0.00
Total Pool Balance                      423,061,595.24   54,736,595.24   146,000,000.00   90,000,000.00  132,325,000.00      0.00
Total Note Balance                      419,868,444.12   51,543,444.12   146,000,000.00   90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed Contracts           479
Number of Reopened Loans                          0.00
Number of Contracts - EOP                       21,725
Pool Balance  -  EOP                    408,758,843.06   40,433,843.06   146,000,000.00   90,000,000.00  132,325,000.00      0.00
Prefunding Pool Balance                           0.00            0.00             0.00            0.00            0.00      0.00
Total Pool Balance  -  EOP              408,758,843.06   40,433,843.06   146,000,000.00   90,000,000.00  132,325,000.00      0.00
Total Note Balance - EOP                404,051,815.15   35,726,815.15   146,000,000.00   90,000,000.00  132,325,000.00

Class Collateral Pool Factors               0.89789292      0.43742657       1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
      Portfolio                               11.89666%
Weighted Average Monthly Dealer
      Participation Fee Rate                   0.00000%
Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                               11.89666%
Weighted Average Remaining Term                  63.67
Weighted Average Original Term                   68.76

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                        CONTRACTS
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     Monthly Payments:       Principal                                             5,933,757.41
                             Interest                                              4,125,484.81
     Early Payoffs:          Principal Collected                                   7,999,038.63
                             Early Payoff Excess Servicing Compensation                    0.01
                             Early Payoff Principal Net of Rule of 78s Adj.        7,999,038.62            461
                             Interest                                                 96,574.70
     Liquidated Receivable:  Principal Collected                                       1,904.23
                             Liquidated Receivable Excess Servicing Compensation           0.00
                             Liquidated Receivable Principal Net of Rule of 78s Adj.   1,904.23             12
                             Interest                                                      0.00
     Purchase Amount:        Principal                                               137,361.08              6
                             Interest                                                  4,887.24
                                          Total Principal                         14,072,061.34
                                          Total Interest                           4,226,946.75
                                          Total Principal and Interest            18,299,008.09
     Recoveries                                                                       68,136.81
     Excess Servicing Compensation                                                         0.01
     Late Fees & Miscellaneous Fees                                                   58,298.13
     Collection Account Customer Cash                                             18,425,443.04
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                             60,750.81
     Prefunding Account Investment Income                                                420.98
     Mandatory Special Redemption                                                          0.00
     Available Funds                                                              18,486,614.83

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                                                                                  DISTRIBUTION       SHORTFALL/DRAW
DISTRIBUTION                                                                         AMOUNT         DEFICIENCY CLAIM
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                                                                                  18,486,614.83
Monthly Dealer Participation Fee                                         0.00     18,486,614.83            0.00
Prior Unpaid Dealer Participation Fee                                    0.00     18,486,614.83
Servicing Fees:              Current Month Servicing Fee           616,964.83
                             Prior Period Unpaid Servicing Fee           0.00
                             Late Fees & Miscellaneous Fees         58,298.13
                             Excess Servicing Compensation               0.01
                                          Total Servicing Fees:    675,262.97     17,811,351.86            0.00
Indenture Trustee Fee                                                1,049.67     17,810,302.19            0.00
Custodian Fee                                                        7,051.03     17,803,251.16            0.00
Backup Servicer Fee                                                  7,051.03     17,796,200.13            0.00
Prior Unpaid Indenture Trustee Fee                                       0.00     17,796,200.13            0.00
Prior Unpaid Custodian Fee                                               0.00     17,796,200.13            0.00
Prior Unpaid Backup Servicer Fee                                         0.00     17,796,200.13            0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                                  DISTRIBUTION       SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                               AMOUT           DEFICIENCY CLAIM
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Class A-1 Note Interest:         Current Month                     213,833.70     17,582,366.43            0.00
                                 Prior Carryover Shortfall               0.00     17,582,366.43
Class A-2 Note Interest:         Current Month                     652,620.00     16,929,746.43            0.00
                                 Prior Carryover Shortfall               0.00     16,929,746.43
Class A-3 Note Interest:         Current Month                     406,350.00     16,523,396.43            0.00
                                 Prior Carryover Shortfall               0.00     16,523,396.43
Class A-4 Note Interest:         Current Month                     606,489.58     15,916,906.85            0.00
                                 Prior Carryover Shortfall               0.00     15,916,906.85
Principal Payment Amount:        Current Month                  11,109,601.06      4,807,305.79            0.00
                                 Prior Carryover Shortfall               0.00      4,807,305.79
Certificate Insurer:             Reimbursement Obligations               0.00      4,807,305.79            0.00
                                 Premium                            58,924.32      4,748,381.47            0.00
Class C Interest Payment Amount
                                 Current Month                      65,625.00      4,682,756.47            0.00
                                 Prior Carryover Shortfall               0.00      4,682,756.47            0.00
Supplemental Enhancement Account          Reimbursement                  0.00      4,682,756.47            0.00
Expenses:                        Trust Collateral Agent                  0.00      4,682,756.47            0.00
                                 Indenture Trustee                       0.00      4,682,756.47            0.00
                                 Backup Servicer                         0.00      4,682,756.47            0.00
                                 Custodian                               0.00      4,682,756.47            0.00
Distribution to (from) the Spread Account                        4,682,756.47              0.00
Distribution (from) the Supplemental Enhancement Account                 0.00              0.00

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LIQUIDATED RECEIVABLES
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                                                                                            Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                      Balance   Units

     BOP Liquidated Receivable Principal Balance   232,595.07      BOP Cram Down loss Balance     0.00     0.00
     Current Month Cram Down Loss                        0.00      Current Month Cram Down Loss   0.00     0.00
     Liquidation Principal Proceeds                  1,904.23
     Principal Loss                                230,690.84
     Prior Month Cumulative Principal Loss LTD     144,263.09
     Cumulative Principal Loss LTD                 374,953.93      Cumulative Cram Down Loss      0.00     0.00

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STATISTICAL INFORMATION
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                                                                   % OF TOTAL
DELINQUENCY STATUS:          # OF CONTRACTS       AMOUNT          POOL BALANCE

     Current                       18,057     339,549,013.49          83.07%
     1-29 Days                      3,373      64,399,840.73          15.75%
     30-59 Days                       208       3,376,276.13           0.83%
     60-89 Days                        65       1,141,865.86           0.28%
     90-119 Days                       21         288,603.48           0.07%
     120 Days or More                   1           3,243.37           0.00%
                       Total       21,725     408,758,843.06         100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                Trigger       Trigger    Event of Default    Event of
                              Current Month    Threshold       Event        Threshold        Default

Average Delinquency Ratio        0.66491%        4.25%          NO            6.25%             NO
Cumulative Default Rate             0.18%        1.57%          NO            1.85%             NO
Cumulative Loss Rate                0.05%        0.79%          NO            1.02%             NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:

                             CERTIFICATE INVENTORY                                              RECOVERY INVENTORY
                                # OF CONTRACTS        AMOUNT *                                   # OF CONTRACTS       AMOUNT *

Prior Month Inventory                   9           177,423.26     Prior Month Inventory                 1           19,379.38
Repurchased                             0                 0.00     Repurchased                           0                0.00
Adjusted Prior Month Inventory          9           177,423.26     Adjusted Prior Month Inventory        1           19,379.38
Current Month Repos                    25           481,265.59     Current Month Repos                  11          134,235.34
Repos Actually Liquidated               7           135,949.19     Repos from Trust Liquidation          0                0.00
Repos Liquidated at 60+ or 150+         0                 0.00     Repos Actually Liquidated            12          153,614.72
Dealer Payoff                           0                 0.00     Dealer Payoff                         0                0.00
Redeemed / Cured                        0                 0.00     Redeemed / Cured                      0                0.00
Purchased Repos                         0                 0.00     Purchased Repos                       0                0.00
Current Month Inventory                27           522,739.66     Current Month Inventory               0                0.00

                        * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:

                                # OF CONTRACTS        AMOUNT
Current Month Balance                  12           232,595.07
Cumulative Balance                     21           376,832.88
Current Month Proceeds                                1,904.23
Cumulative Proceeds                                   1,335.55
Current Month Recoveries                             68,136.81
Cumulative Recoveries                               132,674.77

                                          RECEIVABLES LIQUIDATED AT 150 OR
                                          MORE DAYS DELINQUENT, 60 OR MORE
                                          DAYS PAST THE DATE AVAILABLE FOR                 CUMULATIVE RECEIVABLES
                                          SALE AND BY ELECTION:                          LIQUIDATED AT 150+ AND 60+:

                                                     Balance           Units               Balance         Units

Prior Month                                            0.00              0                   0.00             0
Current Trust Liquidation Balance                      0.00                                  0.00             0
Current Monthly Principal Payments                     0.00
Cram Down Loss                                         0.00
Reopened Loan Due to NSF                          34,408.13              1
Current Repurchases                                    0.00
Current Recovery Sale Proceeds                         0.00
Deficiency Balance of Sold Vehicles                    0.00
EOP                                               34,408.13              1                   0.00             0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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     SPREAD ACCOUNT RECONCILIATION
                                                                           REQUISITE AMOUNT:     5,625,000.01

Initial Deposit                                              4,771,160.71
BOP Balance                                                  5,625,000.01
Subsequent Transfer Required Deposit                                 0.00
Remaining Distribution Amount                                4,682,756.47
Investment Income                                               24,271.44
Current Month Draw                                                   0.00
EOP Balance Prior to Distribution                           10,332,027.92

Spread Account Release Amount                                4,707,027.91

EOP Balance                                                  5,625,000.01

Class A Principal Payment Amount                             4,707,027.91
Class C Supplemental Interest and Carryover Shortfall                0.00
Class R Certificateholder Distribution                               0.00

     CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                               15,750,000.00
BOP Balance                                                 15,750,000.00
Supplemental Enhancement Account Deposit                             0.00
Current Month Draw                                                   0.00
Supplemental Enhancement Account Investment Earnings            67,991.39
Supplemental Enhancement Account Investment Earnings Amount to
     Class C Certificateholder                                 (67,991.39)
Class C Supplemental Enhancement Amount Before Release      15,750,000.00

Supplemental Enhancement Account Release Amount                      0.00

EOP Balance                                                 15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                 4,707,027.91

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                      26,082,027.92             6.38%

REQUIRED TOTAL ENHANCEMENT AMOUNT                           36,788,295.88             9.00%

PREFUNDING ACCOUNT RECONCILIATION

     Initial Deposit                                        68,307,143.58
     BOP Balance                                                     0.00
     Subsequent Transfer                                             0.00
     Investment Income Earned                                      420.98
     Investment Income Deposited to Note Account                  (420.98)
     Mandatory Special Redemption                                    0.00
     Remaining Prefunding Balance                                                      0.00
     Undistributed Investment Income                                                   0.00
     EOP Balance Before Release to Servicer                                            0.00
     Prefunding Account Balance Released to Servicer                 0.00
     EOP Balance                                                     0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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CUMULATIVE LOSS:                                             CUMULATIVE GROSS DEFAULT:
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  UP TO MONTH      TRIGGER EVENT      EVENT OF DEFAULT       UP TO MONTH     TRIGGER EVENT      EVENT OF DEFAULT

       3               0.79%                1.02%                  3              1.57%               1.85%
       6               1.57%                1.87%                  6              3.13%               3.39%
       9               1.96%                2.37%                  9              3.73%               4.31%
      12               3.13%                3.39%                 12              5.88%               6.15%
      15               3.56%                3.85%                 15              6.77%               7.00%
      18               4.28%                4.61%                 18              8.56%               8.39%
      21               4.66%                5.39%                 21              8.98%               9.80%
      24               5.17%                5.85%                 24              9.40%              10.63%
      27               5.50%                6.31%                 27             10.00%              11.48%
      30               6.00%                6.76%                 30             10.91%              12.30%
      33               6.34%                7.24%                 33             11.52%              13.15%
      36               6.67%                7.54%                 36             12.12%              13.71%
      39               6.83%                7.69%                 39             12.43%              13.98%
      42               7.00%                8.00%                 42             12.72%              14.54%
      45               7.00%                8.00%                 45             12.72%              14.54%
      48               7.00%                8.00%                 48             12.72%              14.54%
      51               7.00%                8.00%                 51             12.72%              14.54%
      54               7.00%                8.00%                 54             12.72%              14.54%
      57               7.00%                8.00%                 57             12.72%              14.54%
      60               7.00%                8.00%                 60             12.72%              14.54%
      63               7.00%                8.00%                 63             12.72%              14.54%
      66               7.00%                8.00%                 66             12.72%              14.54%
      69               7.00%                8.00%                 69             12.72%              14.54%
      72               7.00%                8.00%                 72             12.72%              14.54%
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AVERAGE DELINQUENCY RATIO:
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  UP TO MONTH      TRIGGER EVENT      EVENT OF DEFAULT
      12               4.25%                6.25%
      24               5.25%                7.25%
      72               6.25%                8.25%
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                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of July 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
--------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7